GOODWILL AND INTANGIBLE ASSETS (Schedule of Significant Goodwill and Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Long-term growth rate	2.00%
Fitzgerald Industries International CGU Trade Name [Member]
Statement Line Items [Line Items]
Carrying amount of goodwill	$ 12,591	$ 12,591
Discount rate applied (real pre-tax)	19.98%	20.42%
Excess value-in-use over carrying amount	$ 7,915	$ 2,385
EBITDA would need to decrease for an impairment to arise	31.98%	12.11%
Long-term growth rate	2.00%	2.00%